Label	Element	Value
Innovator Growth Accelerated Plus ETF - October | Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: 4.90 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.90%
Innovator Growth Accelerated Plus ETF - October | Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $488.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.50%
Innovator Growth Accelerated Plus ETF - October | Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: 520.14 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(18.60%)